Pension and Other Postretirement Benefits - Fair Value Hierarchy - Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 189,535	$ 294,566	$ 302,270
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	68,865	118,053	133,333
Real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,902	11,547	9,775
Insurance contract | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	59,963	99,527	112,920
Other - alternative investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	6,979	10,638
U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	59,591	77,680	73,481
Foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	129,944	216,886	$ 228,789
Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	189,535	294,566
Fair Value, Recurring | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	187,693	242,694
Fair Value, Recurring | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,923	1,989
Fair Value, Recurring | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	113,905	122,652
Fair Value, Recurring | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	68,865	118,053
Fair Value, Recurring | Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,842	51,872
Fair Value, Recurring | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	59,591	77,680
Fair Value, Recurring | U.S. | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	59,591	77,680
Fair Value, Recurring | U.S. | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Recurring | U.S. | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	54,596	72,721
Fair Value, Recurring | U.S. | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,995	4,959
Fair Value, Recurring | U.S. | Pooled separate accounts | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	54,596	72,721
Fair Value, Recurring | U.S. | Pooled separate accounts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Recurring | U.S. | Pooled separate accounts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	54,596	72,721
Fair Value, Recurring | U.S. | Pooled separate accounts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Recurring | U.S. | Real estate | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,995	4,959
Fair Value, Recurring | U.S. | Real estate | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Recurring | U.S. | Real estate | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Recurring | U.S. | Real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,995	4,959
Fair Value, Recurring | Foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	129,944	216,886
Fair Value, Recurring | Foreign | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	128,102	165,014
Fair Value, Recurring | Foreign | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,923	1,989
Fair Value, Recurring | Foreign | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	59,309	49,931
Fair Value, Recurring | Foreign | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	63,870	113,094
Fair Value, Recurring | Foreign | Real estate | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,907	6,588
Fair Value, Recurring | Foreign | Real estate | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Recurring | Foreign | Real estate | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Recurring | Foreign | Real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,907	6,588
Fair Value, Recurring | Foreign | Cash and cash equivalents | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,923	1,989
Fair Value, Recurring | Foreign | Cash and cash equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,923	1,989
Fair Value, Recurring | Foreign | Cash and cash equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Recurring | Foreign | Cash and cash equivalents | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Recurring | Foreign | Insurance contract | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	59,963	99,527
Fair Value, Recurring | Foreign | Insurance contract | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Recurring | Foreign | Insurance contract | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Recurring | Foreign | Insurance contract | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	59,963	99,527
Fair Value, Recurring | Foreign | Diversified equity securities - registered investment companies | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,211	10,999
Fair Value, Recurring | Foreign | Diversified equity securities - registered investment companies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Recurring | Foreign | Diversified equity securities - registered investment companies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,211	10,999
Fair Value, Recurring | Foreign | Diversified equity securities - registered investment companies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Recurring | Foreign | Fixed income – foreign registered investment companies | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	54,098	3,593
Fair Value, Recurring | Foreign | Fixed income – foreign registered investment companies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Recurring | Foreign | Fixed income – foreign registered investment companies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	54,098	3,593
Fair Value, Recurring | Foreign | Fixed income – foreign registered investment companies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Recurring | Foreign | Fixed income government securities | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		35,339
Fair Value, Recurring | Foreign | Fixed income government securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Fair Value, Recurring | Foreign | Fixed income government securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		35,339
Fair Value, Recurring | Foreign | Fixed income government securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Fair Value, Recurring | Foreign | Other - alternative investments | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6,979
Fair Value, Recurring | Foreign | Other - alternative investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Fair Value, Recurring | Foreign | Other - alternative investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Fair Value, Recurring | Foreign | Other - alternative investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6,979
Fair Value, Recurring | Foreign | Commingled funds measured at NAV | Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,842	2,300
Fair Value, Recurring | Foreign | Diversified investment fund - registered investment companies measured at NAV | Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 49,572